Segment Reporting	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Segment Reporting

Note 17 – Segment Reporting

During the three months ended September 30, 2018, the Company began reporting the results of SRP as a new segment as a result of the July 2018 formation of the Company’s new subsidiary, SRP. Prior to the formation of SRP, the Company had only a single operating segment. The Company has reflected these new segment measures beginning in the quarter ended September 30, 2018 and prior periods have been restated for comparability.

The Company has defined its two reportable segments as Water Filtration and Renal Products. The Water Filtration segment develops and sells high performance liquid purification filters, known as ultrafilters. The Renal Products segment is focused on the development of medical device products for patients with renal disease, including a 2nd generation hemodiafiltration system, for the treatment of patients with ESRD.

The Company’s chief operating decision maker evaluates the financial performance of the Company’s segments based upon segment revenues, gross margin and operating expenses which include research and development and selling, general and administrative expenses.

The accounting policies for the Company’s segments are the same as those described in the Company’s Annual Report on Form 10-K for the year ended December 31, 2018.

The tables below present segment information reconciled to total Company loss from operations, with segment operating loss including gross profit less direct research and development expenses and direct selling, general and administrative expenses to the extent specifically identified by segment:

	Three Months Ended March 31, 2019
	Water Filtration	Renal Products	Nephros, Inc. Consolidated
Total net revenues	$1,769,000	$-	$1,769,000
Gross margin	998,000	-	998,000
Research and development expenses	345,000	411,000	756,000
Depreciation and amortization expense	50,000	-	50,000
Selling, general and administrative expenses	1,469,000	34,000	1,503,000
Change in fair value of contingent consideration	(10,000)	-	(10,000)
Total operating expenses	(1,854,000)	(445,000)	(2,299,000)
Loss from operations	$(856,000)	$(445,000)	$(1,301,000)

	Three Months Ended March 31, 2018
	Water Filtration	Renal Products	Nephros, Inc. Consolidated
Total net revenues	$985,000	$-	$985,000
Gross margin	467,000	-	467,000
Research and development expenses	189,000	100,000	289,000
Depreciation and amortization expense	41,000	-	41,000
Selling, general and administrative expenses	1,250,000	10,000	1,260,000
Total operating expenses	(1,480,000)	(110,000)	(1,590,000)
Loss from operations	$(1,013,000)	$(110,000)	$(1,123,000)

As of March 31, 2019, approximately $2,100,000 of total assets are in the Renal Products segment. The $2,100,000 consisted of the remaining cash received of approximately $1,900,000 from the sale of Series A Preferred during the year ended December 31, 2018 and prepaid expenses and other current assets of approximately $200,000.

As of December 31, 2018, approximately $2,500,000 of total assets are in the Renal Products segment. The $2,500,000 consisted of the remaining cash received of approximately $2,300,000 from the sale of Series A Preferred during the year ended December 31, 2018 and prepaid expenses and other current assets of approximately $200,000.

Note 20 – Segment Reporting

During the year ended December 31, 2018, the Company began reporting the results of SRP as a new segment. Prior to the formation of SRP, the Company had only a single operating segment. The Company has reflected these new segment measures beginning in the year ended December 31, 2018 and prior periods have been restated for comparability.

The Company has defined its two reportable segments as Water Filtration and Renal Products. The Water Filtration segment develops and sells high performance liquid purification filters. The Renal Products segment is focused on the development of medical device products for patients with renal disease, including a second-generation hemodiafiltration system, for the treatment of patients with ESRD.

The Company’s chief operating decision maker evaluates the financial performance of the Company’s segments based upon segment revenues, gross margin and operating expenses which include research and development and selling, general and administrative expenses.

The accounting policies for the Company’s segments are the same as those described in Item 7, “Management’s Discussion and Analysis of Financial Condition and Results of Operations – Critical Accounting Policies and Estimates” of this Annual Report on Form 10-K and “Note 2 – Summary of Significant Accounting Policies.”

The tables below present segment information reconciled to total Company loss from operations, with segment operating loss including gross profit less direct research and development expenses and direct selling, general and administrative expenses to the extent specifically identified by segment:

	Year Ended December 31, 2018
	Water Filtration	Renal Products	Nephros, Inc. Consolidated
Total net revenues	$5,687,000	$-	$5,687,000
Gross margin	3,203,000	-	3,203,000
Research and development expenses	808,000	731,000	1,539,000
Depreciation and amortization expense	163,000	-	163,000
Selling, general and administrative expenses	4,340,000	177,000	4,517,000
Total operating expenses	(5,311,000)	(908,000)	(6,219,000)
Loss from operations	$(2,108,000)	$(908,000)	$(3,016,000)

	Year Ended December 31, 2017
	Water Filtration	Renal Products	Nephros, Inc. Consolidated
Total net revenues	$3,809,000	$-	$3,809,000
Gross margin	2,292,000	-	2,292,000
Research and development expenses	970,000	32,000	1,002,000
Depreciation and amortization expense	218,000	-	218,000
Selling, general and administrative expenses	3,286,000	12,000	3,298,000
Total operating expenses	(4,474,000)	(44,000)	(4,518,000)
Loss from operations	$(2,182,000)	$(44,000)	$(2,226,000)

As of December 31, 2018, approximately $2,500,000 of total assets are in the Renal Products segment. The $2,500,000 consists of the remaining cash received of approximately $2,300,000 from the sale of Series A Preferred during the year ended December 31, 2018 and prepaid expenses and other current assets of approximately $200,000. There were no assets allocated to the Renal Products segment as of December 31, 2017.